Schedule of consolidated financial statement (Details) - CNY (¥)		12 Months Ended
		Dec. 31, 2024	Dec. 30, 2024	Mar. 01, 2022
EUDA Health Limited [Member]
Name of company		EUDA Health Limited (“EHL”)
Ownership percentage		100.00%
Date of incorporation		Jun. 08, 2021
Kent Ridge Healthcare Singapore Pte Ltd [Member]
Name of company	[1],[2]	Kent Ridge Healthcare Singapore Pte. Ltd. (“KRHSG”)
Ownership percentage		100.00%	100.00%
Date of incorporation		Nov. 09, 2017
EUDA Private Limited [Member]
Name of company	[2],[3]	EUDA Private Limited (“EUDA PL”)
Ownership percentage		100.00%
Date of incorporation		Apr. 13, 2018
Zukitek Vietnam Private Limited Liability Company [Member]
Name of company	[2],[3]	Zukitek Vietnam Private Limited Liability Company (“ZKTV PL”)
Ownership percentage		100.00%
Date of incorporation		May 02, 2019
Singapore Emergency Medical Assistance Private Limited [Member]
Name of company	[2],[4]	Singapore Emergency Medical Assistance Private Limited (“SEMA”)
Ownership percentage		100.00%		100.00%
Date of incorporation		Mar. 18, 2019
The Good Clinic Private Limited [Member]
Name of company	[2],[5]	The Good Clinic Private Limited (“TGC”)
Ownership percentage		100.00%
Date of incorporation		Apr. 08, 2020
EUDA Doctor Private Limited [Member]
Name of company	[2],[6]	EUDA Doctor Private Limited (“ED PL”)
Ownership percentage		100.00%
Date of incorporation		Mar. 18, 2019
Kent Ridge Hill Private Limited [Member]
Name of company	[2],[6]	Kent Ridge Hill Private Limited (“KR Hill PL”) (1) (3)
Ownership percentage		100.00%
Date of incorporation		Dec. 01, 2021
Kent Ridge Health Limited [Member]
Name of company		Kent Ridge Health Limited (“KRHL”)
Ownership percentage		100.00%
Date of incorporation		Jun. 08, 2021
Zukitech Private Limited [Member]
Name of company	[2],[6]	Zukitech Private Limited (“ZKT PL”)
Ownership percentage		100.00%
Date of incorporation		Jun. 13, 2019
Super Gateway Group Limited [Member]
Name of company		Super Gateway Group Limited (“SGGL”)
Ownership percentage		100.00%
Date of incorporation		Apr. 18, 2008
Universal Gateway International Pte Ltd [Member]
Name of company		Universal Gateway International Pte. Ltd. (“UGI”)
Ownership percentage		98.30%
Date of incorporation		Sep. 30, 2000
Registered capital		¥ 5,000,000
Melana International Pte Ltd [Member]
Name of company		Melana International Pte. Ltd. (“Melana”)
Ownership percentage		100.00%
Date of incorporation		Sep. 09, 2000
Tri Global Security Pte Ltd [Member]
Name of company		Tri-Global Security Pte. Ltd. (“Tri-Global”)
Ownership percentage		100.00%
Date of incorporation		Aug. 10, 2000
UG Digitech Private Limited [Member]
Name of company		UG Digitech Private Limited (“UGD”)
Ownership percentage		100.00%
Date of incorporation		Aug. 16, 2001
Nosweat Fitness Company Private Limited [Member]
Name of company	[6]	Nosweat Fitness Company Private Limited (“NFC”)
Ownership percentage		100.00%
Date of incorporation		Jul. 06, 2021
True Cover Private Limited [Member]
Name of company	[6]	True Cover Private Limited (“TCPL”)
Ownership percentage		100.00%
Date of incorporation		Dec. 01, 2021
KR Digital Pte Ltd [Member]
Name of company	[2],[6]	KR Digital Pte. Ltd. (“KR Digital”)
Ownership percentage		100.00%
Date of incorporation		Dec. 29, 2021
Zukihealth Sdn Bhd [Member]
Name of company	[2],[6]	Zukihealth Sdn. Bhd. (“Zukihealth”)
Ownership percentage		100.00%
Date of incorporation		Feb. 15, 2018
Euda Health Pte Ltd [Member]
Name of company		Euda Health Pte. Ltd. (“EHPL”)
Ownership percentage		100.00%
Date of incorporation		May 26, 2023
Fortress Cove Limited [Member]
Name of company		Fortress Cove Limited (“Fortress Cove”)
Ownership percentage		100.00%
Date of incorporation		Nov. 02, 2023
CK Health Plus Sdn Bhd [Member]
Name of company	[7]	CK Health Plus Sdn Bhd (“CK Health”) (7)
Ownership percentage		100.00%
Date of incorporation		Nov. 23, 2023

[1]	On December 30, 2024, the Company sold 100% equity interest of KRHSG to Merlion Club Limited, an unrelated party, for a consideration of $1.
[2]	These entities were presented as a discontinued operation in accompanying consolidated financial statements.
[3]	On January 1, 2024, the Company lost control of Euda PL, and its subsidiary ZKTV PL, while they were undergoing liquidation. Accordingly, the Company deconsolidated Euda PL and ZKTV PL from its consolidated financial statements effective as of that date.
[4]	On January 1, 2024, the Company lost control of SEMA while it was undergoing liquidation. Accordingly, the Company deconsolidated SEMA from its consolidated financial statements effective as of that date.
[5]	On March 1, 2022, SEMA, the Company’s wholly owned subsidiary, sold 100% of the equity interest in TGC to an unrelated individual third party for a total consideration of SG$ 1.0.
[6]	On August 28, 2023, these entities were struck off and dissolved.
[7]	On 17 February 2025, EHHL subscribed to 2,157,551 shares and Fortress subscribed to 350,000 shares in CKHP. Subsequently, on 16 April 2025, EHHL subscribed to an additional 2,491,449 shares in CKHP. As of the date of this report, CKHP is owned 93% by EHHL and 7% by Fortress.